Subsequent Events			9 Months Ended	12 Months Ended
	Sep. 30, 2021	Jul. 01, 2021	Sep. 30, 2021	Dec. 31, 2020
Subsequent Events

Note 4 — Subsequent Events

Business Combination Agreement

On July 28, 2021, the Company’s parent, Vacasa Holdings LLC (“Vacasa Holdings”) and the Company, along with certain of Vacasa Holdings’ investors including Turnkey Vacations, Inc. (“TK Newco”), and certain other equity holders of Vacasa Holdings (together with TK Newco, the “Blockers”), and certain other parties entered into a Business Combination Agreement (“Business Combination Agreement” and the transactions contemplated thereby, the “Business Combination”) with TPG Pace Solutions Corporation (“TPG Pace”), pursuant to which, amount other things, and subject to the conditions therein:

●	the D-1 Convertible Notes of Vacasa Holdings will convert into series D-1 preferred units of Vacasa Holdings and outstanding warrants to purchase common unit equity interests in Vacasa Holdings will be exercised in accordance with their terms;
●	a restructuring will be completed such that, after giving effect to that restructuring, the Blockers will directly hold equity interests in Vacasa Holdings;
●	Vacasa Holdings will recapitalize its outstanding equity interests into new common units (subject to substantially the same terms and conditions, including applicable vesting requirements) and certain other rights to acquire equity interests (“Vacasa Holdings’ Recapitalization”);
●	one (1) business day prior to the closing date of the transactions contemplated by the Business Combination Agreement (the “Closing”), TPG Pace will merge (the “Domestication Merger” and the proposal to approve the Domestication Merger, the “Domestication Merger Proposal”) with and into Vacasa, Inc., with Vacasa, Inc. surviving the Domestication Merger;
●	at the effective time of the Domestication Merger (the “Domestication Merger Effective Time”), (a) each then issued and outstanding Class A ordinary share of TPG Pace will convert automatically, on a one-for-one basis, into a share of Vacasa Inc. Class A Common Stock; (b) each then issued and outstanding Class F ordinary share of TPG Pace will convert automatically, on a one-for-one basis, into a share of class F common stock of Vacasa Inc. (“Vacasa Class F Common Stock”, which thereafter will convert into shares of Vacasa, Inc. Class A Common Stock in accordance with the Vacasa, Inc. Certificate of Incorporation); (c) each then issued and outstanding Class G ordinary share of TPG Pace will convert automatically, on a one-for-one basis, into a share of class G common stock of Vacasa, Inc. (“Vacasa Class G Common Stock”); and (d) the common stock of Vacasa, Inc. held by Vacasa Holdings will be cancelled;
●	investors party to Subscription Agreements will purchase, and Vacasa, Inc. will issue and sell to the investors, the number of shares of Vacasa, Inc. Class A Common Stock pursuant to and set forth in the Subscription Agreements against payment of the amount set forth in the Subscription Agreements;
●	the investors party to the Forward Purchase Agreements will purchase, and Vacasa, Inc. will issue and sell to such investors, the number of shares of Vacasa, Inc. Class A Common Stock pursuant to and as set forth in the Forward Purchase Agreements against payment of the amount set forth in the Forward Purchase Agreements;
●	through a series of separate merger transactions, the Blockers will merge with and into Vacasa, Inc., with Vacasa, Inc. ultimately surviving such merger transactions and owning the assets previously owned by the Blockers (the “Blocker Mergers”);
●	immediately following the Blocker Mergers and in connection with the Closing, Vacasa, Inc. will contribute all of its assets (other than the interests in Vacasa Holdings it then holds and amounts necessary to fund any shareholder redemptions), which will consist of the amount of funds contained in TPG Pace’s trust account (the “Trust Account”) net of any deferred underwriting commissions and transaction expenses and amounts paid in respect of shareholder redemptions and including the net cash proceeds resulting from the share issuances contemplated by the Subscription Agreements and the Forward Purchase Agreements (collectively, “Available Cash”), less Vacasa Holdings’ Cash Consideration, if applicable, to Vacasa Holdings in exchange for a number of OpCo Units of Vacasa Holdings such that Vacasa, Inc. thereafter will hold a number of OpCo Units of Vacasa Holdings equal to the total number of shares of Vacasa, Inc. Class A Common Stock (after giving effect to the conversion of the Vacasa Class F Common Stock in accordance with the Vacasa, Inc. Certificate of Incorporation) and Vacasa Class G Common Stock issued and outstanding immediately after giving effect to the Business Combination.
●	on the date of the Closing, in connection with Vacasa Holdings’ Recapitalization, the Domestication Merger and Blocker Mergers, as applicable: (a) Vacasa, Inc. will sell a number of shares of Vacasa, Inc. Class B Common Stock to each holder of OpCo Units for an amount per share equal to the par value thereof, (b) each Vacasa Holdings unit appreciation right award that is outstanding immediately prior to the Effective Time, whether vested or unvested, will be converted into an award of stock appreciation rights (each, a “Vacasa SAR Award”) covering shares of Vacasa, Inc. Class A Common Stock, (c) each option to purchase TK Newco stock that is outstanding immediately prior to the Effective Time, whether vested or unvested, will be converted into an option to purchase shares of Vacasa, Inc. Class A Common Stock (each, a “Vacasa Option”), (d) each Existing VH Holder entitled to receive a portion of the Vacasa Holdings Cash Consideration, if applicable, (other than the owners of the Blockers) will sell OpCo Units to Vacasa, Inc. in exchange for its allocable portion of the Vacasa Holdings Cash Consideration, if applicable, (at a price of $10 per OpCo Unit) and certain rights described in the Tax Receivable Agreement with respect to such OpCo Units sold, and (e) by virtue of each Blocker Merger, the outstanding equity interests in the applicable Blocker will be converted into the right to receive shares of Vacasa Class A Common Stock or other equity interests, a portion of the Vacasa Holdings Cash Consideration (if any), and certain rights as set forth in the Tax Receivable Agreement).

The aggregate consideration in connection with the Business Combination will be based on an equity value for Vacasa Holdings of $3,963,000,000. This aggregate consideration is expected to consist solely of shares of Vacasa, Inc. valued at $10.00 per share/unit

(the “Equity Consideration”). The Business Combination is being accomplished through what is commonly referred to as an “Up-C” structure. The closing of the Business Combination is subject to conditions including approval of the stockholders of TPG Pace and minimum available cash conditions of TPG Pace, as defined in the Business Combination Agreement. On November 10, 2021, the registration statement on Form S-4 filed by Vacasa, Inc. in connection with the Business Combination was declared effective by the U.S. Securities and Exchange Commission, and TPG Pace scheduled a special meeting for November 30, 2021 to approve the Business Combination. The Business Combination is expected to close promptly after the special meeting.

Note 4 — Subsequent Events

The Company has evaluated all subsequent events through August 11, 2021, which represents the date of issuance of this balance sheet. The Company did not note any subsequent events requiring disclosure or adjustments to the balance sheet.

Vacasa Holdings LLC
Subsequent Events

Note 14  — Subsequent Events

Business Combination Agreement

On July 28, 2021, the Company (following the business combination, sometimes referred to as "OpCo"), along with certain investors of the Company including Turnkey Vacations, Inc. (“TK Newco”), and certain other equity holders of the Company (together with TK Newco, the “Blockers”), and its wholly owned subsidiary Vacasa, Inc., a Delaware corporation formed on July 1, 2021, and certain other parties entered into a Business Combination Agreement (“Business Combination Agreement” and the

transactions contemplated thereby, the “Business Combination”) with TPG Pace Solutions Corporation (“TPG Pace”), pursuant to which, amount other things, and subject to the conditions therein:

●	the D-1 Convertible Notes of the Company will convert into series D-1 preferred units of the Company and outstanding warrants to purchase common unit equity interests in the Company will be exercised in accordance with their terms;
●	a restructuring will be completed such that, after giving effect to that restructuring, the Blockers will directly hold equity interests in the Company;
●	the Company will recapitalize its outstanding equity interests into new common units (subject to substantially the same terms and conditions, including applicable vesting requirements) and certain other rights to acquire equity interests (the “the Company’s Recapitalization”);
●	one (1) business day prior to the closing date of the transactions contemplated by the Business Combination Agreement (the “Closing”), TPG Pace will merge (the “Domestication Merger” and the proposal to approve the Domestication Merger, the “Domestication Merger Proposal”) with and into Vacasa, Inc., with Vacasa, Inc. surviving the Domestication Merger;
●	at the effective time of the Domestication Merger (the “Domestication Merger Effective Time”), (a) each then issued and outstanding Class A ordinary share of TPG Pace will convert automatically, on a one-for-one basis, into a share of Vacasa Inc. Class A Common Stock; (b) each then issued and outstanding Class F ordinary share of TPG Pace will convert automatically, on a one-for-one basis, into a share of class F common stock of Vacasa Inc. (“Vacasa Class F Common Stock”, which thereafter will convert into shares of Vacasa, Inc. Class A Common Stock in accordance with the Vacasa, Inc. Certificate of Incorporation); (c) each then issued and outstanding Class G ordinary share of TPG Pace will convert automatically, on a one-for-one basis, into a share of class G common stock of Vacasa, Inc. (“Vacasa Class G Common Stock”); and (d) the common stock of Vacasa, Inc. held by the Company will be cancelled;
●	investors party to Subscription Agreements will purchase, and Vacasa, Inc. will issue and sell to the investors, the number of shares of Vacasa, Inc. Class A Common Stock pursuant to and set forth in the Subscription Agreements against payment of the amount set forth in the Subscription Agreements;
●	the investors party to the Forward Purchase Agreements will purchase, and Vacasa, Inc. will issue and sell to such investors, the number of shares of Vacasa, Inc. Class A Common Stock pursuant to and as set forth in the Forward Purchase Agreements against payment of the amount set forth in the Forward Purchase Agreements;
●	through a series of separate merger transactions, the Blockers will merge with and into Vacasa, Inc., with Vacasa, Inc. ultimately surviving such merger transactions and owning the assets previously owned by the Blockers (the “Blocker Mergers”);
●	immediately following the Blocker Mergers and in connection with the Closing, Vacasa, Inc. will contribute all of its assets (other than the interests in the Company it then holds and amounts necessary to fund any shareholder redemptions), which will consist of the amount of funds contained in TPG Pace’s trust account (the “Trust Account”) net of any deferred underwriting commissions and transaction expenses and amounts paid in respect of shareholder redemptions and including the net cash proceeds resulting from the share issuances contemplated by the Subscription Agreements and the Forward Purchase Agreements (collectively, “Available Cash”), less the Company’s Cash Consideration, if applicable, to the Company in exchange for a number of OpCo Units of the Company such that Vacasa, Inc. thereafter will hold a number of OpCo Units of the Company equal to the total number of shares of Vacasa, Inc. Class A Common Stock (after giving effect to the conversion of the Vacasa Class F Common Stock in accordance with the Vacasa, Inc. Certificate of Incorporation) and Vacasa Class G Common Stock issued and outstanding immediately after giving effect to the Business Combination;
●	on the date of the Closing, in connection with the Company’s Recapitalization, the Domestication Merger and Blocker Mergers, as applicable: (a) Vacasa, Inc. will sell a number of shares of Vacasa, Inc. Class B Common Stock to each holder of OpCo Units for an amount per share equal to the par value thereof, (b) each Vacasa Holdings unit appreciation right award that is outstanding immediately prior to the Effective Time, whether vested or unvested, will be converted into an award of stock appreciation rights (each, a “Vacasa SAR Award”) covering shares of Vacasa, Inc. Class A Common Stock, (c) each option to purchase TK Newco stock that is outstanding immediately prior to the Effective Time, whether vested or unvested, will be converted into an option to purchase shares of Vacasa, Inc. Class A Common Stock (each, a “Vacasa Option”), (d) each Existing VH Holder entitled to receive a portion of the Vacasa Holdings Cash Consideration, if applicable, (other than the owners of the Blockers) will sell OpCo Units to Vacasa, Inc. in exchange for its allocable portion of the Vacasa Holdings Cash Consideration, if applicable, (at a price of $10 per OpCo Unit) and certain rights described in the Tax Receivable Agreement with respect to such OpCo Units sold, and (e) by virtue of each Blocker Merger, the outstanding equity interests in the applicable Blocker will be converted into the right to receive shares of Vacasa Class A Common Stock or other equity interests, a portion of the Vacasa Holdings Cash Consideration (if any), and certain rights as set forth in the Tax Receivable Agreement).

The aggregate consideration in connection with the Business Combination will be based on an equity value for the Company of $3,963,000,000. This aggregate consideration is expected to consist solely of shares of Vacasa, Inc. valued at $10.00 per share/unit (the “Equity Consideration”). The Business Combination is being accomplished through what is commonly referred to as an “Up-C” structure. The closing of the Business Combination is subject to conditions including approval of the stockholders of TPG Pace and minimum available cash conditions of TPG Pace, as defined in the Business Combination Agreement. On November 10, 2021, the registration statement on Form S-4 filed by Vacasa, Inc. in connection with the Business Combination was declared effective by the U.S. Securities and Exchange Commission, and TPG Pace scheduled a special meeting for November 30, 2021 to approve the Business Combination. The Business Combination is expected to close promptly after the special meeting.

In connection with the execution Business Combination Agreement described above, the Company modified the existing provisions of its UARs such that the existing performance condition is deemed satisfied upon the consummation of the Business Combination and continued service by the holder for a period of 180 days after the Business Combination. The existing service vesting requirements under the UAR awards were otherwise not modified. The modification results in compensation cost being measured based on the modification date fair value, and the Company will begin recognizing compensation cost for these awards upon consummation of the Business Combination.

Credit Agreement

In October 2021, the Company, through a wholly-owned subsidiary (the “Borrower”), and certain of its subsidiaries (collectively, the “Guarantors”) entered into a credit agreement with JPMorgan Chase Bank N.A. and the other lenders party thereto from time to time (the “Credit Agreement"; capitalized terms used herein and not otherwise defined are used as defined in the Credit Agreement).

The Credit Agreement includes a $55 million revolving credit facility and a $16 million letter of credit sublimit. Proceeds may be used for working capital and general corporate purposes. The Credit Agreement matures on October 7, 2026.

Borrowings under the Revolving Credit Facility are subject to interest, determined as follows:

●	Alternate Base Rate (“ABR”) borrowings accrue interest at a rate per annum equal to the ABR plus a margin of 1.50%. The ABR is equal to the greatest of (i) the Prime Rate, (ii) the NYFRB Rate plus 0.50%, and (iii) the Adjusted LIBO Rate for a one-month interest period plus 1.0%, subject to a 1.0% floor.
●	Eurocurrency borrowings accrue interest at a rate per annum equal to the Adjusted LIBO Rate plus a margin of 2.50%. The Adjusted LIBO Rate is calculated based on the applicable LIBOR for U.S. dollar deposits, subject to a 0.00% floor, multiplied by a fraction, the numerator of which is one and the denominator of which is one minus the maximum effective reserve percentage for Eurocurrency funding.

Borrowings under the Revolving Credit Facility do not amortize and are due and payable on October 7, 2026. Amounts outstanding under the Revolving Credit Facility may be voluntarily prepaid at any time and from time to time, in whole or in part, without premium or penalty. In addition to paying interest on the principal amounts outstanding under the Revolving Credit Facility, the Company is required to pay a commitment fee on unused amounts at a rate of 0.25% per annum. The Company is also required to pay customary letter of credit and agency fees.

The Credit Agreement contains customary covenants. In addition, the Credit Agreement includes a financial covenant that is applicable if, on the last day of any Test Period, the aggregate outstanding principal amount of Revolving Loans and Letters of Credit exceeds 35.0% of the then-outstanding revolving commitments. The financial covenant requires the Company to achieve at least 60.0% of certain projected revenue targets specified in the Credit Agreement, measured on a trailing four-quarter basis, as of the last date of each fiscal quarter.

The obligations of the Borrower and the Guarantors are unsecured until the earlier of the completion of the Business Combination Agreement, termination of the Business Combination Agreement, or December 31, 2021, whereupon the obligations of the Borrower and the Guarantors are secured by first-priority liens on substantially all of the assets of the Borrower and the Guarantors.

Note 15 — Subsequent Events

The Company has evaluated subsequent events through May 12, 2021, which represents the date the annual consolidated financial statements were available for issuance.

On April 1, 2021, the Company completed the strategic acquisition of TurnKey Vacation Rentals, Inc. (“TurnKey”), a provider of property management and marketing services for residential real estate owners in the United States. The acquisition of TurnKey expands the Company’s footprint of vacation properties under management in current and adjacent markets. Pursuant to the acquisition agreement, the Company acquired the operations of TurnKey for cash consideration of $45 million and common units with a fair value of approximately $405 million. The purchase price is subject to adjustment for certain working capital adjustments and post-closing adjustments. The Company will account for this acquisition in accordance with ASC 805, Business Combinations, which requires the assets acquired and the liabilities assumed to be measured at fair value at the date of the acquisition. The initial accounting and fair value measurements of the purchase consideration transferred, assets acquired, and liabilities assumed necessary to develop the purchase price allocation are not yet completed. The Company expects to record a material amount of intangible assets, primarily homeowner contracts, and goodwill in the second quarter of 2021.

On April 1, 2021, the Company amended and restated its limited liability company agreement (“LLC agreement”) to create new classes of common units including Class A common units, Class B common units and Class C common units. Additionally the Company created Class B Employee Equity Units and Class C Employee Equity Units. The Company is authorized to issue 161,518,057 of Class A common units, 3,250,000,000 Class B common units, 60,000,000 Class B Employee Equity Units, zero Class C common units, and 21,411,801 Class C Employee Equity Units. The Company’s previously outstanding common units and Employee Equity Units were converted into Class B common units and Class B Employee Equity Units on a 1:1 basis. No changes were made to the total number of authorized and outstanding convertible redeemable preferred units, common unit warrants or UARs outstanding. The Company’s Redeemable Convertible Preferred Units, common unit warrants and UARs will convert into Class B common units. The historical investors of TurnKey received 161,518,057 Class A common units in connection with the business acquisition described above. Each Class A, Class B and Class C common unit entitles the holder to one vote on all matters subject to vote by the unit holders. The Company’s Redeemable Convertible Preferred Units vote on an as-converted basis with the Class A, Class B and Class C common units.

Additionally, upon closing of the TurnKey acquisition, the Company amended its LLC agreement to remove the redemption provisions that allowed the holders of the majority of the Company’s redeemable convertible preferred units to require the Company to redeem all or a portion of such units for cash or other assets of the Company on or after October 22, 2022 and such time as no senior secured convertible D-1 and D-2 notes remain outstanding. As a result of the modification, the Company’s convertible redeemable preferred units will no longer be recorded at their maximum redemption value at the end of each reporting period. The Company will continue to record the convertible redeemable preferred units in temporary equity due to liquidation rights that are not solely in control of the Company.